UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23306

Collaborative Investment Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Dr., Suite 400

Broadview Heights, OH 44147

(Address of principal executive offices) (Zip code)

CT Corporation System

1300 East 9th Street

Cleveland, OH  44114

(Name and address of agent for service)

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

	Collaborative Investment Series Trust
	Dividend Performers Fund
	Schedule of Investments
	December 31, 2018 (Unaudited)

Shares		Value

COMMON STOCKS - 80.73%

Air Courier Services - 1.58%
10	FedEx Corp. *	$ 1,613

Aircraft Engines & Engine Parts 1.57%
15	United Technologies Corp. *	1,597

Arrangement of Transportation Of Freight & Cargo - 3.17%
19	C.H. Robinson Worldwide *	1,598
24	Expeditors International *	1,634
		3,232
Computer & Office Equipment - 1.56%
14	International Business Machines Corp. *	1,591

Construction Machinery & Equipment - 1.62%
13	Caterpillar, Inc. *	1,652

Construction, Mining & Materials Handling Machinery & Equipment - 1.60%
23	Dover Corp. *	1,632

Electronic & Other Electrical Equipment (No Computer Equipment) - 1.58%
27	Emerson Electric Company *	1,613

Electronic Components & Accessories - 1.66%
17	Hubbell, Inc. *	1,689

Engines & Turbines - 1.57%
12	Cummins, Inc. *	1,604

Fabricated Rubber Products, Nec - 1.58%
16	Carlisle Companies *	1,608

Fire, Marine & Casualty Insurance - 3.25%
18	American Financial Group *	1,630
14	The Travelers Companies *	1,677
		3,306
General Industrial Machinery & Equipment - 1.62%
13	Illinois Tool Works, Inc.	1,647

Guided Missiles & Space Vehicles & Parts - 1.54%
6	Lockheed Martin Corp. *	1,571

Household Furniture - 1.58%
45	Leggett & Platt, Inc. *	1,613

Industrial Organic Chemicals - 1.62%
25	Westlake Chemical Corp. *	1,654

Investment Advice - 4.95%
16	Ameriprise Financial, Inc. *	1,670
47	Eaton Vance Corp. *	1,653
24	Evercore, Inc. Class A *	1,717
		5,041
Life Insurance - 1.62%
59	American Equity Investment Life Holding Company *	1,648

Metalworking Machinery & Equipment - 1.63%
21	Lincoln Electric Holdings, Inc.	1,656

Miscellaneous Transportation Equipment - 1.58%
21	Polaris Industries, Inc. *	1,610

Motors & Generators - 1.58%
23	Regal Beloit Corp. *	1,611

Pumps & Pumping Equipment - 1.61%
34	ITT, Inc. *	1,641

Railroads, Line-Haul Operating - 3.21%
26	CSX Corp. *	1,615
12	Union Pacific Corp. *	1,659
		3,274
Retail-Drug Stores And Proprietary Stores - 1.61%
24	Walgreens Boots Alliance, Inc. *	1,640

Retail-Family Clothing Stores - 3.30%
20	Ross Stores, Inc. *	1,664
38	TJX Companies *	1,700
		3,364
Retail-Lumber & Other Building Materials Dealers - 1.63%
18	Lowe's Companies *	1,662

Retail-Radio Tv & Consumer Electronics Stores - 1.66%
32	Best Buy Co. *	1,695

Retail-Variety Stores - 3.33%
26	Target Corp. *	1,718
18	Walmart, Inc. *	1,677
		3,395
Rubber & Plastics Footwear - 1.60%
22	Nike, Inc. *	1,631

Search, Detection, Navigation, Guidance, Aeronautical Systems - 3.34%
7	Northrop Grunman Corp. *	1,714
11	Raytheon Company	1,687
		3,401
Security & Commodity Brokers, Dealers, Exchanges & Services - 1.63%
18	T. Rowe Price Group, Inc. *	1,662

Semiconductors & Related Devices - 1.58%
17	Texas Instruments Inc. *	1,607

Services-Equipment Rental & Leasing, Nec - 1.61%
39	Aaron's, Inc. *	1,640

Services-Help Supply Services - 1.63%
29	Robert Half International, Inc. *	1,659

Ship & Boat Building & Repairing - 1.70%
11	General Dynamics Corp. *	1,729

Soap, Detergent, Cleaning Preperations, Perfumes, Cosmetics - 1.60%
22	Stepan Company *	1,628

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 1.58%
31	Nucor Corp.	1,606

Trucking (No Local) - 1.55%
17	J.B. Hunt Transport Services *	1,582

Wholesale-Drugs Proprietaries & Druggists' Sundries - 4.81%
22	AmerisourceBergen Corp. *	1,637
36	Cardinal Health, Inc.	1,606
15	McKesson Corp. *	1,657
		4,899
Wholesale-Durable Goods - 1.66%
6	W.W. Grainger, Inc. *	1,694

Wholesale-Industrial Machinery & Equipment - 1.59%
21	MSC Industrial Direct Company *	1,615

TOTAL FOR COMMON STOCKS (Cost $80,415) - 80.73%		$ 82,214

SHORT TERM INVESTMENTS - 98.19%
100,000	First Am Govt Ob Fd CI X 2.31%** (Cost $100,000)	100,000

TOTAL INVESTMENTS (Cost $180,415) *** - 178.92%		$ 182,214

LIABILITIES IN EXCESS OF OTHER ASSETS - (78.92%)		(80,372)

NET ASSETS - 100.00%		$ 101,842

# Fair Valued
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2018.

*** At December 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $180,415 amounted to $1,799 which consisted of aggregate gross unrealized appreciation of $1,803 and aggregate gross unrealized depreciation of $4.

NOTES TO FINANCIAL STATEMENTS
Dividend Perfomers Fund
1. SECURITY TRANSACTIONS

At December 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $180,415 amounted to $1,799 which consisted of aggregate gross unrealized appreciation of $1,803 and aggregate gross unrealized depreciation of $4.

2. SECURITY VALUATION

The Fund’s securities are valued at current market prices.  Investments in securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are generally valued by the pricing service at the last quoted sale price on the exchange on which the securities are traded as of the close of business on the day the securities are being valued. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  Securities for which market values are not readily available, or for which the Advisor believes the market value is unreliable (including, for example, certain foreign securities, thinly-traded securities, or when there is a particular event that may affect the value of a security), such securities are valued as determined in good faith by the Advisor at their fair values pursuant to guidelines established by the Trust's Board of Trustees (the "Board of Trustees"), and under the ultimate oversight of the Board of Trustees.  Short-term fixed income securities with remaining maturities of 60 days or less and of sufficient credit quality are valued at amortized cost.

Fixed income securities - The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

For options, under normal circumstances, closing bid and ask option quotations are considered to be reflective of the option contract values as of the close of the regular session of trading on the New York Stock Exchange (the “stock market close”), and will be used to determine fair value of the contracts.  Options listed for trading on a securities exchange (whether domestic or foreign and, for purposes of these procedures, including the NASDAQ) or board of trade for which market quotations are readily available shall be valued:
(i) at the last quoted sales price or, in the absence of a sale
(ii) at the mean of the last bid and asked prices.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.
•   Level 1 – quoted prices in active markets for identical investments
•   Level 2 – other significant observable inputs, including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
•   Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2018:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$82,214	$0	$0	$82,214
Cash Equivalents	$100,000	$0	$0	$100,000
Total	$182,214	$0	$0	$182,214

	Collaborative Investment Series Trust
	Preferred-Plus Fund
	Schedule of Investments
	December 31, 2018 (Unaudited)

Shares		Value

PREFERRED STOCKS - 15.02%

Life Insurance 2.58%
110	Reinsurance Group of America, Inc. 5.75% Fixed *	2,591

National Commercial Banks - 7.47%
95	CitiGroup, Inc. 7.875% FX/FL TRUPS *	2,507
101	Huntington Bancshares 6.25% Perpetual	2,502
100	Regions Financial Corp. 6.375% PERP *	2,473
		7,482
Security Brokers, Dealers & Flotation Companies - 2.44%
95	Morgan Stanley 6.875%	2,442

State Commercial Banks - 2.53%
100	GMAC Capital Trust 8.125% 15/02/2040 *	2,539

TOTAL FOR PREFERRED STOCKS (Cost $14,939) - 15.02%		$ 15,054

CLOSED-END FUNDS - 5.72%
115	Cohen & Steers Limited Duration Pfd *	$ 2,508
100	Flaherty & Crumrine, Pfd Inc Fd Com *	$ 1,155
250	NUVEEN Preferred & Income SE *	$ 2,070
TOTAL FOR CLOSED-END FUNDS (Cost $5,608) - 5.72%		$ 5,733

SHORT TERM INVESTMENTS - 99.78%
100,000	First Am Govt Ob Fd CI X 2.31%** (Cost $100,000)	100,000

TOTAL INVESTMENTS (Cost $120,546) *** - 120.52%		$ 120,787

LIABILITIES IN EXCESS OF OTHER ASSETS - (20.52%)		(20,565)

NET ASSETS - 100.00%		$ 100,222

# Fair Valued
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2018.

*** At December 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $120,546 amounted to $241 which consisted of aggregate gross unrealized appreciation of $268 and aggregate gross unrealized depreciation of $27.

NOTES TO FINANCIAL STATEMENTS
Preferred-Plus Fund
1. SECURITY TRANSACTIONS

At December 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $120,546 amounted to $241 which consisted of aggregate gross unrealized appreciation of $268 and aggregate gross unrealized depreciation of $27.

2. SECURITY VALUATION

The Fund’s securities are valued at current market prices.  Investments in securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are generally valued by the pricing service at the last quoted sale price on the exchange on which the securities are traded as of the close of business on the day the securities are being valued. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  Securities for which market values are not readily available, or for which the Advisor believes the market value is unreliable (including, for example, certain foreign securities, thinly-traded securities, or when there is a particular event that may affect the value of a security), such securities are valued as determined in good faith by the Advisor at their fair values pursuant to guidelines established by the Trust's Board of Trustees (the "Board of Trustees"), and under the ultimate oversight of the Board of Trustees.  Short-term fixed income securities with remaining maturities of 60 days or less and of sufficient credit quality, are valued at amortized cost.

Fixed income securities - The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

For options, under normal circumstances, closing bid and ask option quotations are considered to be reflective of the option contract values as of the close of the regular session of trading on the New York Stock Exchange (the “stock market close”), and will be used to determine fair value of the contracts.  Options listed for trading on a securities exchange (whether domestic or foreign and, for purposes of these procedures, including the NASDAQ) or board of trade for which market quotations are readily available shall be valued:
(i) at the last quoted sales price or, in the absence of a sale
(ii) at the mean of the last bid and asked prices.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.
•   Level 1 – quoted prices in active markets for identical investments
•   Level 2 – other significant observable inputs, including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
•   Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2018:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Preferred Stock	$15,054	$0	$0	$15,054
Closed-End Funds	$5,733	$0	$0	$5,733
Cash Equivalents	$100,000	$0	$0	$100,000
Total	$120,787	$0	$0	$120,787

Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/Gregory Skidmore

* Gregory Skidmore

   Trustee, President and Principal Executive Officer of the Trust

Date:  February 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory Skidmore

* Gregory Skidmore

   Trustee, President and Principal Executive Officer of the Trust

Date:  February 27, 2019

By /s/Adam Snitkoff

* Adam Snitkoff

   Treasurer and Principal Financial Officer of the Trust

Date:  February 27, 2019